Commitments and Contingencies - Schedule of Subsidiary Guarantees (Detail)	Mar. 31, 2023 USD ($)
Guarantee Obligations [Line Items]
Maximum Exposure	$ 4,438,000,000	[1],[2]
Commodity Transactions
Guarantee Obligations [Line Items]
Maximum Exposure	2,710,000,000	[3]
Nuclear Plant
Guarantee Obligations [Line Items]
Maximum Exposure	245,000,000	[4]
Solar
Guarantee Obligations [Line Items]
Maximum Exposure	214,000,000	[5]
Other
Guarantee Obligations [Line Items]
Maximum Exposure	$ 1,269,000,000	[6]

[1]	Excludes Dominion Energy’s guarantee of an offshore wind installation vessel discussed in Note 15 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.
[2]	In July 2016, Dominion Energy signed an agreement with a lessor to construct and lease a new corporate office property in Richmond, Virginia. The lessor provided equity and obtained financing commitments from debt investors, totaling $365 million, which funded total project costs. The project became substantially complete in August 2019 at which point the facility was available for Dominion Energy’s use and the five-year lease term commenced. At the end of the initial lease term, Dominion Energy can (i) extend the term of the lease for an additional five years, subject to the approval of the participants, at current market terms, (ii) purchase the property for an amount equal to the project costs or, (iii) subject to certain terms and conditions, sell the property on behalf of the lessor to a third party using commercially reasonable efforts to obtain the highest cash purchase price for the property. If the project is sold and the proceeds from the sale are insufficient to repay the investors for the project costs, Dominion Energy may be required to make a payment to the lessor, up to 87% of project costs, for the difference between the project costs and sale proceeds. At March 31, 2023, no amounts have been recorded related to this guarantee.
[3]	Guarantees related to commodity commitments of certain subsidiaries. These guarantees were provided to counterparties in order to facilitate physical and financial transaction related commodities and services.
[4]	Guarantees primarily related to certain DGI subsidiaries regarding all aspects of running a nuclear facility.
[5]	Includes guarantees to facilitate the development of solar projects.
[6]	Guarantees related to other miscellaneous contractual obligations such as leases, environmental obligations, construction projects and insurance programs. Also includes guarantees entered into by Dominion Energy RNG Holdings II, Inc. on behalf of a subsidiary to facilitate construction of renewable natural gas facilities. Due to the uncertainty of workers’ compensation claims, the parental guarantee has no stated limit.